Offerings	Dec. 31, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share or Pre-funded Warrants to purchase Common Shares issued as part of Units and Common Shares issuable upon exercise of the Class B Warrants and Common Shares issuable upon exercise of the Pre-funded Warrants
Maximum Aggregate Offering Price	$ 7,425,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,025.39
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions. (2) Including related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the Common Shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the Common Shares. (3) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share. (4) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the Pre-funded Warrants registered hereby. (5) The proposed maximum aggregate offering price of the Common Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants) if any, is $5,500,000. (6) Based on a per-share exercise price for the Class B Warrants of 100% of the public offering price per unit in this offering. (7) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of each unit including a pre-funded warrant will equal the price per Unit including one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share. (8) This "Calculation of Filing Fee Tables" is filed as Exhibit 107 to an amendment to a registration statement filed on December 11, 2025. In connection with the initial filing of the registration statement, we paid a registration statement filing fee of $873.48 for securities that are also included in the amendment to the registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Warrants to purchase Common Shares issued as part of Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the Class B Warrants registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent's Warrants to purchase Common Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the Placement Agent's Warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Placement Agent's Warrants
Maximum Aggregate Offering Price	$ 275,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 37.98
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Placement Agent's Warrants are exercisable for a number of Common Shares that is equal to 5.0% of the number of units sold in this offering, at a per share exercise price equal to 100% of the public offering price per unit. (2) Including related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the Common Shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the Common Shares.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share or Pre-funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 6,325,000.00
Amount of Registration Fee	$ 873.48
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Pre-funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	(1) In accordance with Rule 457(g) under the Securities Act, no separate registration fee was required with respect to the pre-funded warrants.